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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2002
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                             Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN           5-14-02
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                          (X)  13F Holdings Report
                          (   )  13F Notice
                          (   )  13F Combination Report
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                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     55
         Form 13F Information Table Value Total:    $540,763 (in thousands)
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Okabena Investment Services, Inc.
FORM 13F
31-Mar-02

                                                                                                  Voting Authority
                                                                                                 ------------------
                        Title                      Value        Shares/    Sh/  Put/   Invstmt   Other
Name of Issuer          of class    CUSIP         (x$1000)     Prn Amt     Prn  Call   Dscretn   Managers      Sole    Shared   None
----------------------  ----------  ---------     --------     --------    ---  ----   -------   ---------   -------   ------   ----

AEP INDS                COM        001031103        27935      812090       SH          Sole                  812090
ALBERTA ENERGY          COM        012873105         7992      182066       SH          Sole                  182066
AMERICAN EXPRESS        COM        025816109         6144      150000       SH          Sole                  150000
AMERICAN INTL GROUP     COM        026874107        12946      179460       SH          Sole                  179460
AMGEN                   COM        031162100        10264      172000       SH          Sole                  172000
BARRICK GOLD            COM        067901108         7424      400000       SH          Sole                  400000
BAXTER INTL             COM        071813109         5928       99604       SH          Sole                   99604
BEST BUY                COM        086516101         7128       90000       SH          Sole                   90000
BOEING CO               COM        097023105        10615      220000       SH          Sole                  220000
BOSTON SCIENTIFIC       COM        101137107         3010      120000       SH          Sole                  120000
CISCO SYSTEMS           COM        17275R102        12204      720904       SH          Sole                  720904
CITIGROUP               COM        172967101        17434      352074       SH          Sole                  352074
                                                     3466       70000       SH          Other                  70000
COCA COLA CO            COM        191216100         9317      178300       SH          Sole                  178300
DEERE                   COM        244199105         4555      100000       SH          Sole                  100000
DOW CHEM                COM        260543103         4580      140000       SH          Sole                  140000
DU PONT                 COM        263534109         4479       95000       SH          Sole                   95000
ELECTRONIC DATA SYS     COM        285661104         5219       90000       SH          Sole                   90000
FEDEX                   COM        31428X106         6681      115000       SH          Sole                  115000
FIRST DATA              COM        319963104         6852       78533       SH          Sole                   78533
GENERAL MOTORS          COM        370442105         6045      100000       SH          Sole                  100000
HOME DEPOT              COM        437076102        14096      290000       SH          Sole                  290000
IBM                     COM        459200101         5720       55000       SH          Sole                   55000
INTEL                   COM        458140100        43839     1441613       SH          Sole                 1441613
INTERNATIONAL FLAV&FRA  COM        459506101         7276      208085       SH          Sole                  208085
INTL PAPER              COM        460146103         4516      105000       SH          Sole                  105000
JOHNSON & JOHNSON       COM        478160104        17670      272059       SH          Sole                  272059
KRAFT FOODS             COM        50075N104         4444      115000       SH          Sole                  115000
LOCKHEED MARTIN         COM        539830109         5758      100000       SH          Sole                  100000
MARSH & MCLENNAN        COM        571748102         6764       60000       SH          Sole                   60000
MCKESSON CORP           COM        58155Q103         1676       44787       SH          Sole                   44787

MEDTRONIC INC           COM        585055106         7688      170063       SH          Sole                  170063
MICROSOFT CORP          COM        594918104        34537      572664       SH          Sole                  572664
MID ATLANTIC MED SVCS   COM        59523C107         8567      300600       SH          Sole                  300600
MINNESOTA MNG & MFG     COM        604059105         4312       37500       SH          Sole                   37500
PEPSICO                 COM        713448108         4512       87619       SH          Sole                   87619
PHILLIPS PETE           COM        718507106         5652       90000       SH          Sole                   90000
PRAXAIR                 COM        74005P104         4485       75000       SH          Sole                   75000
PROCTER & GAMBLE        COM        742718109         5405       60000       SH          Sole                   60000
RAYTHEON                COM        755111507         7183      175000       SH          Sole                  175000
SCHLUMBERGER            COM        806857108         7058      120000       SH          Sole                  120000
STAPLES INC             COM        855030102         5118      256291       SH          Sole                  256291
STATE STREET            COM        857477103        15998      288890       SH          Sole                  288890
TARGET                  COM        87612E106         7462      173059       SH          Sole                  173059
                                                    51363     1191165       SH          Other                1191165
TECHNE CORP             COM        878377100        12659      459182       SH          Sole                  459182
TYCO INTL               COM        902124106         5817      180000       SH          Sole                  180000
UNITED TECHNOLOGIES     COM        913017109         4823       65000       SH          Sole                   65000
USA NETWORKS            COM        902984103         6354      200000       SH          Sole                  200000
WAL-MART STORES         COM        931142103        22264      363200       SH          Sole                  363200
ZYGO CORP               COM        989855101         2878      177480       SH          Sole                  177480
CANON ADR               ADR        138006309         5944      160000       SH          Sole                  160000
ERICSSON ADR            ADR        294821400         8174     1955700       SH          Sole                 1955700
GLAXOSMITHKLINE ADR     ADR        37733W105         8366      178000       SH          Sole                  178000
NOKIA ADR               ADR        654902204         2147      103533       SH          Sole                  103533

REPORT SUMMARY                  55 DATA RECORDS    540763                   0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED